DEBT (Details) ₽ in Thousands, $ in Thousands							1 Months Ended		6 Months Ended	12 Months Ended
	Oct. 17, 2022 shares	Sep. 30, 2022 shares	Mar. 07, 2022 D	Jun. 29, 2020 shares	Mar. 03, 2020 RUB (₽)	Mar. 03, 2020 USD ($)	Jun. 30, 2022 RUB (₽) shares	Jun. 30, 2022 USD ($) shares	Dec. 31, 2022 RUB (₽)	Dec. 31, 2022 RUB (₽)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽) shares	Dec. 31, 2022 USD ($)	Mar. 07, 2020 USD ($)
CONVERTIBLE DEBT
Percentage of repurchase aggregate principal amount							93.20%	93.20%
Gain on restructuring of convertible debt										₽ 9,305,000	$ 132,300
Discount rate for computing present value of the liability component (as a percent)										3.059%	3.059%
Carrying value of the Notes
Interest expenses related to the amortization of the debt discount and issuance expenses										₽ 585,000	$ 8,300	₽ 2,213,000	₽ 1,668,000
Interest expenses related to the contractual interest coupon, amortization of the debt discount and issuance expenses										₽ 335,000	$ 4,800	₽ 691,000	₽ 572,000
Effective interest rate on the liability component (as a percent)									1.80%	1.80%		3.40%	3.20%	1.80%
Common Class A
CONVERTIBLE DEBT
Shares issued | shares				8,121,827									21,522,840
Gain on net income per share | ₽										₽ 22,680
Common Class B
CONVERTIBLE DEBT
Gain on net income per share | ₽										₽ 0
0.75% convertible senior notes
CONVERTIBLE DEBT
Aggregate principal amount						$ 1,250,000								$ 64,000	$ 1,250,000
Interest rate (as a percent)						0.75%			0.75%	0.75%		0.75%		0.75%
Suspension of trading, number of days | D			5
Net proceeds from the sale of Notes					₽ 82,050,000	$ 1,237,000
Percentage of repurchase aggregate principal amount							93.20%	93.20%	5.90%
Debt repurchase, cash component								$ 140
Debt conversion into shares | shares							957	957
Principal amount converted								$ 200
Debt repurchase amount														$ 73,800
Principal amount repurchased and retired														1,239,400
Convertible notes surrendered														1,175,400
Gain on restructuring of convertible debt							₽ 9,305,000	177,400
Tax expense on gain (loss) on debt restructuring							₽ 751,000	$ 13,100
Carrying value of the Notes
0.75% Convertible Senior Notes due March 2025									₽ 522,000	₽ 522,000		₽ 92,866,000		7,400
Unamortized debt discount | ₽												6,477,000
Unamortized debt issuance cost | ₽												(554,000)
Total convertible debt									₽ 522,000	₽ 522,000		₽ 85,835,000		$ 7,400
0.75% convertible senior notes | Common Class A
CONVERTIBLE DEBT
Conversion rate					60.0751%	60.0751%
Shares issued | shares	2,500,000	2,500,000